Tax Years Open for Assessments (Parenthetical) (Detail) (Maximum)	12 Months Ended
Dec. 31, 2011
SOUTH AFRICA
Income Tax Examination [Line Items]
Revenue Authorities tax examination period	3 years
AUSTRALIA
Income Tax Examination [Line Items]
Revenue Authorities tax examination period	4 years
PERU
Income Tax Examination [Line Items]
Revenue Authorities tax examination period	4 years